June 15, 2009
United States Securities and Exchange Commission
Washington, DC 20549-7010

RE:	Intelligent Systems Corporation Registration Statement on Form S-1 Filed May 27, 2009 File No. 333-159497
Ladies and Gentlemen:
     On behalf of Intelligent Systems corporation (the “Company”) we are transmitting herewith Amendment No. 2 to the above-referenced Registration Statement.
     In response to the Staff’s comment letter dated June 12, 2009, Item 17 of Part II of the Registration Statement has been revised to include the undertakings required by Item 512(a) of Regulation S-K with respect to offerings subject to Rule 415. There were no other responses required to the comment letter.
     The undertaking required by Item 512(b) of Regulation S-K, which is not applicable to the Registration Statement, has been removed.
     The first page of the Registration Statement has been revised to reflect that the rights offering is being made pursuant to Rule 415.
     Please contact the undersigned at 404.835.9503 or Justin Shoemake at 404.835.9510 if you have any questions concerning this filing.
Sincerely,
Larry D. Ledbetter